American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2026

Heritage Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 8.2%
Axon Enterprise, Inc.(1)	137,674	66,576,393
Curtiss-Wright Corp.	119,809	78,677,372
HEICO Corp.	200,543	66,361,684
Howmet Aerospace, Inc.	885,547	184,264,620
Rocket Lab Corp.(1)	807,790	64,679,745
		460,559,814
Banks — 0.6%
NU Holdings Ltd., Class A(1)	2,024,893	35,941,851
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc.(1)	159,421	53,893,863
Argenx SE, ADR(1)	18,162	15,265,161
Insmed, Inc.(1)	331,774	52,045,387
Natera, Inc.(1)	322,922	74,640,191
Viking Therapeutics, Inc.(1)(2)	911,160	26,460,087
		222,304,689
Broadline Retail — 0.7%
Coupang, Inc.(1)	1,843,968	37,174,395
Building Products — 1.1%
Johnson Controls International PLC	524,019	62,494,506
Capital Markets — 4.6%
Ares Management Corp., Class A	524,237	78,462,552
Coinbase Global, Inc., Class A(1)	87,860	17,109,856
LPL Financial Holdings, Inc.	245,564	89,508,078
MSCI, Inc.	37,549	22,875,602
TPG, Inc.	889,734	52,414,230
		260,370,318
Commercial Services and Supplies — 1.0%
Republic Services, Inc.	259,346	55,782,731
Communications Equipment — 0.6%
Ciena Corp.(1)	138,684	34,922,018
Construction and Engineering — 1.9%
EMCOR Group, Inc.	149,968	108,086,437
Construction Materials — 1.6%
Vulcan Materials Co.	294,882	88,623,836
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	108,768	65,967,792
Sprouts Farmers Market, Inc.(1)	261,501	18,543,036
		84,510,828
Distributors — 0.7%
Pool Corp.	151,070	38,385,376
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)	166,898	15,459,762
Duolingo, Inc.(1)	73,331	9,830,754
		25,290,516
Electrical Equipment — 3.1%
Hubbell, Inc.	60,547	29,543,303
Vertiv Holdings Co., Class A	765,439	142,509,433
		172,052,736

Electronic Equipment, Instruments and Components — 0.6%
Coherent Corp.(1)	155,162	32,922,273
Entertainment — 2.4%
ROBLOX Corp., Class A(1)	1,404,467	92,357,750
Spotify Technology SA(1)	86,265	43,162,693
		135,520,443
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	726,876	43,830,623
Corpay, Inc.(1)	275,154	86,571,703
Toast, Inc., Class A(1)	966,037	30,053,411
		160,455,737
Ground Transportation — 0.5%
XPO, Inc.(1)	204,336	30,264,205
Health Care Equipment and Supplies — 6.1%
Dexcom, Inc.(1)	1,709,589	124,868,380
GE HealthCare Technologies, Inc.	835,439	65,974,618
IDEXX Laboratories, Inc.(1)	63,484	42,563,483
Insulet Corp.(1)	424,896	108,692,646
		342,099,127
Health Care Providers and Services — 1.2%
Cencora, Inc.	184,591	66,308,779
Health Care Technology — 1.5%
Veeva Systems, Inc., Class A(1)	409,710	83,548,063
Hotels, Restaurants and Leisure — 11.9%
Chipotle Mexican Grill, Inc.(1)	378,073	14,695,697
DoorDash, Inc., Class A(1)	129,017	26,399,459
Expedia Group, Inc.	162,661	43,079,139
Flutter Entertainment PLC(1)	376,134	62,118,530
Hilton Worldwide Holdings, Inc.	726,916	216,991,695
Royal Caribbean Cruises Ltd.	673,724	218,724,497
Viking Holdings Ltd.(1)	996,460	71,894,589
Wingstop, Inc.	52,226	13,862,347
		667,765,953
Household Durables — 1.1%
TopBuild Corp.(1)	128,623	60,201,995
Household Products — 0.2%
Church & Dwight Co., Inc.	108,814	10,473,348
Independent Power and Renewable Electricity Producers — 2.9%
Vistra Corp.	1,022,858	161,969,564
Interactive Media and Services — 0.8%
Reddit, Inc., Class A(1)	237,667	42,844,230
IT Services — 3.4%
Cloudflare, Inc., Class A(1)	662,888	117,563,187
Okta, Inc.(1)	312,268	26,380,401
Snowflake, Inc., Class A(1)	117,211	22,586,560
Twilio, Inc., Class A(1)	206,864	24,918,837
		191,448,985
Life Sciences Tools and Services — 4.2%
Bio-Techne Corp.	615,031	39,417,337
ICON PLC(1)	417,624	75,276,726
IQVIA Holdings, Inc.(1)	194,186	44,691,908
West Pharmaceutical Services, Inc.	325,037	75,122,551
		234,508,522
Machinery — 0.8%
Crane Co.	240,632	43,949,029

Media — 0.3%
Trade Desk, Inc., Class A(1)	631,885	19,165,072
Metals and Mining — 0.3%
MP Materials Corp.(1)(2)	267,914	15,745,306
Oil, Gas and Consumable Fuels — 3.4%
Cameco Corp.	169,166	20,873,393
Expand Energy Corp.	389,954	43,834,729
Permian Resources Corp.	2,246,947	36,243,255
Targa Resources Corp.	457,100	91,867,958
		192,819,335
Pharmaceuticals — 0.6%
Structure Therapeutics, Inc., ADR(1)	376,164	33,271,706
Professional Services — 0.8%
CACI International, Inc., Class A(1)	70,985	44,051,871
Semiconductors and Semiconductor Equipment — 4.6%
Astera Labs, Inc.(1)	191,593	28,857,738
Lattice Semiconductor Corp.(1)	733,868	59,091,051
Monolithic Power Systems, Inc.	122,579	137,797,183
ON Semiconductor Corp.(1)	516,608	30,939,653
		256,685,625
Software — 6.7%
Cadence Design Systems, Inc.(1)	179,949	53,329,686
Datadog, Inc., Class A(1)	675,322	87,332,641
Fair Isaac Corp.(1)	77,145	112,876,250
HubSpot, Inc.(1)	106,740	29,887,200
Samsara, Inc., Class A(1)	1,214,430	34,064,761
Unity Software, Inc.(1)	373,743	10,875,921
Zscaler, Inc.(1)	233,893	46,780,939
		375,147,398
Specialty Retail — 5.4%
Burlington Stores, Inc.(1)	282,838	83,680,451
Carvana Co.(1)	320,128	128,406,542
Tractor Supply Co.	1,823,559	92,782,682
		304,869,675
Technology Hardware, Storage and Peripherals — 0.4%
Pure Storage, Inc., Class A(1)	334,334	23,249,586
Textiles, Apparel and Luxury Goods — 1.5%
On Holding AG, Class A(1)	1,334,040	60,365,310
Tapestry, Inc.	192,386	24,415,707
		84,781,017
Trading Companies and Distributors — 3.0%
Fastenal Co.	2,052,700	89,005,072
WESCO International, Inc.	268,653	77,756,238
		166,761,310
TOTAL COMMON STOCKS (Cost $4,408,674,848)		5,467,328,205
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	341,482	341,482
Repurchase Agreements — 2.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $117,954,015), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $115,676,271)		115,641,000

TOTAL SHORT-TERM INVESTMENTS (Cost $115,982,482)	115,982,482
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $4,524,657,330)	5,583,310,687
OTHER ASSETS AND LIABILITIES — 0.3%	17,741,825
TOTAL NET ASSETS — 100.0%	$5,601,052,512

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,813,740. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $16,140,199, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,467,328,205	—	—
Short-Term Investments	341,482	$115,641,000	—
	$5,467,669,687	$115,641,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.